Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS TRUST(a)
Series 2023-3PL Class A
08/19/2030	6.600%	1,461,520	1,460,566
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	400,000	401,691
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	625,334	624,214
Affirm Asset Securitization Trust(a)
Series 2022-A Class 1A
05/17/2027	4.300%	675,000	661,045
Series 2023-B Class A
09/15/2028	6.820%	950,000	951,436
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.308%	1,300,000	1,301,851
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	661,261	657,586
Series 2023-3 Class A
03/12/2027	6.000%	1,700,628	1,701,388
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	223,171	221,681
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	572,176
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,625,000	1,619,538
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.220%	1,925,000	1,901,579
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.738%	900,000	882,895
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	459,990	401,794
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.020%	550,000	542,243
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	306,004
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,529,338
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.257%	2,425,000	2,386,845
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.588%	526,409	524,313
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.270%	3,450,000	3,416,559
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.588%	1,025,000	1,016,031
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.728%	2,165,602	2,163,216
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.431%	500,000	479,760
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	252,368
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	384,931	361,516
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	562,002	553,806
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,201,465
2	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.590%	1,287,319	1,281,085
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812% 07/15/2030	7.120%	950,000	934,503
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	385,117	383,915
Series 2020-2A Class D
03/16/2026	4.730%	500,000	495,369
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	984,186	967,731
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	930,619
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	1,375,000	1,374,924
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	542,899	535,082
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	568,124	557,981
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	240,877	239,448
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	496,489	489,088
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,225,000	1,170,757
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,658,823
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	2,500,000	2,203,278
Series 2022-1 Class A
11/15/2034	3.880%	3,500,000	3,275,114
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	83,560	82,561
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	766,233
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	45,646	45,403
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	553,806	549,302
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.688%	1,425,000	1,414,597
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,575,000	1,498,901
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	134,356	130,363
Series 2019-AA Class A
07/25/2033	2.340%	315,356	293,538
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	1,575,000	1,561,524
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	116,803	114,489
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.732%	475,000	473,760
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.108%	3,600,000	3,550,673
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2031	6.670%	2,150,000	2,144,098
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	267,947	261,578
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month Term SOFR + 2.112% Floor 1.650% 10/20/2030	7.438%	3,525,000	3,466,013
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 10/22/2036	6.757%	1,375,000	1,366,575

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.762%	650,000	647,652
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,606,963
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	496,031	489,421
Series 2021-HG1 Class A
01/16/2029	1.220%	544,201	524,961
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	2,635,781	2,584,254
Series 2023-1 Class A
07/15/2030	7.556%	1,036,630	1,041,930
Series 2023-5 Class A
04/15/2031	7.179%	1,258,000	1,261,391
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	674,911	632,507
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	525,000	525,310
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.020%	1,900,000	1,868,274
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	593,462	529,389
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	185,560
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	160,630
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	519,523	512,311
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	5,063,703	4,958,942
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,251,635
Series 2020-1A Class C
08/21/2028	2.600%	800,000	752,684
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-3A Class A
09/20/2035	3.690%	56,682	56,182
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	492,830	494,450
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	640,910	630,651
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	1,288,532	1,255,564
Series 2021-ST2 Class A
04/20/2027	2.500%	78,904	76,389
Series 2021-ST7 Class A
09/20/2029	1.850%	144,468	141,569
Series 2021-ST9 Class A
11/20/2029	1.700%	130,211	126,084
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	137,580	136,906
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	281,491	277,030
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	415,913
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	149,905	145,017
Total Asset-Backed Securities — Non-Agency (Cost $95,277,441)			93,599,798

Commercial Mortgage-Backed Securities - Non-Agency 4.5%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	465,439
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.829%	2,625,000	2,566,884
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2037	6.697%	1,150,000	1,114,031
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.947%	625,000	610,427

4	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,217,059
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.364% Floor 1.250% 07/15/2035	6.697%	2,375,000	2,360,155
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month Term SOFR + 1.364% Floor 1.250% 10/15/2036	6.697%	977,500	970,169
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.745%	2,175,000	2,087,308
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,106,814
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.587% Floor 1.587% 10/15/2036	7.034%	699,000	669,293
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 1.887% Floor 1.887% 10/15/2036	7.334%	622,000	584,680
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	475,000	438,847
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	400,471
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,898,403
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	8.297%	285,147	279,442
Series 2021-ESH Class F
1-month Term SOFR + 3.814% Floor 3.700% 07/15/2038	9.147%	285,146	277,303
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	618,239
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,700,152
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	1,125,000	1,071,475
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	536,564
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.547%	825,000	763,294
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,037,655	899,878
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,257,226	5,502,613
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.577%	2,200,000	2,195,734
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	468,591
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	188,196
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month Term SOFR + 1.514% Floor 1.400% 03/15/2038	6.847%	688,079	665,604
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	945,096	891,998
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,040,075
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	983,338
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.647%	1,100,000	963,482
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.197%	425,000	329,876

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	724,210
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,084,271
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,753,026
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	304,343
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	633,076
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	100,000	94,745
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	125,000	119,704
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,577,401
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,100,000	1,081,985
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month Term SOFR + 3.014% Floor 2.900% 05/15/2038	8.347%	475,000	350,548
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.882%	3,325,000	3,157,940
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	7.282%	1,900,000	1,887,687
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	583,914
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	908,648
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,043,953	1,013,067
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month Term SOFR + 2.204% Floor 2.090%, Cap 4.500% 02/15/2037	7.537%	500,000	483,458
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FCMT Class A
1-month Term SOFR + 1.314% Floor 1.200% 05/15/2031	6.647%	750,000	716,651
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.947%	625,000	565,618
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	425,000	411,815
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $61,068,823)			56,317,941

Common Stocks 57.8%
Issuer	Shares	Value ($)
Communication Services 7.8%
Entertainment 1.3%
Endeavor Group Holdings, Inc., Class A	249,416	4,963,378
Take-Two Interactive Software, Inc.(d)	76,141	10,689,435
Total		15,652,813
Interactive Media & Services 5.4%
Alphabet, Inc., Class A(d)	143,288	18,750,668
Alphabet, Inc., Class C(d)	135,830	17,909,186
Match Group, Inc.(d)	89,063	3,489,043
Meta Platforms, Inc., Class A(d)	63,223	18,980,177
Pinterest, Inc., Class A(d)	216,905	5,862,942
ZoomInfo Technologies, Inc.(d)	173,271	2,841,644
Total		67,833,660
Media 0.5%
Comcast Corp., Class A	139,566	6,188,357
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.(d)	57,041	7,988,592
Total Communication Services		97,663,422
Consumer Discretionary 3.9%
Automobiles 0.8%
Tesla, Inc.(d)	41,984	10,505,237
Broadline Retail 2.4%
Amazon.com, Inc.(d)	231,744	29,459,297
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	2,810	740,266

6	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.2%
Lowe’s Companies, Inc.	13,803	2,868,816
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	158,275	4,550,406
Total Consumer Discretionary		48,124,022
Consumer Staples 3.3%
Consumer Staples Distribution & Retail 1.3%
Dollar Tree, Inc.(d)	12,846	1,367,457
Sysco Corp.	34,637	2,287,774
Walmart, Inc.	81,014	12,956,569
Total		16,611,800
Food Products 0.4%
Mondelez International, Inc., Class A	74,053	5,139,278
Household Products 0.8%
Procter & Gamble Co. (The)	67,616	9,862,470
Personal Care Products 0.8%
Coty, Inc., Class A(d)	348,764	3,825,941
Kenvue, Inc.	291,856	5,860,468
Total		9,686,409
Total Consumer Staples		41,299,957
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Canadian Natural Resources Ltd.	137,185	8,871,754
Chevron Corp.	86,349	14,560,168
EOG Resources, Inc.	62,168	7,880,416
Total		31,312,338
Total Energy		31,312,338
Financials 7.4%
Banks 1.5%
Bank of America Corp.	149,190	4,084,822
JPMorgan Chase & Co.	67,424	9,777,829
Wells Fargo & Co.	107,194	4,379,947
Total		18,242,598
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.6%
BlackRock, Inc.	19,174	12,395,799
MSCI, Inc.	3,685	1,890,700
S&P Global, Inc.	16,730	6,113,309
Total		20,399,808
Consumer Finance 0.2%
American Express Co.	12,417	1,852,492
Financial Services 3.6%
Berkshire Hathaway, Inc., Class B(d)	59,177	20,729,703
MasterCard, Inc., Class A	31,246	12,370,604
Visa, Inc., Class A	53,238	12,245,272
Total		45,345,579
Insurance 0.5%
Aon PLC, Class A	18,759	6,082,043
Total Financials		91,922,520
Health Care 8.5%
Biotechnology 2.1%
AbbVie, Inc.	79,312	11,822,247
BioMarin Pharmaceutical, Inc.(d)	55,088	4,874,186
Vertex Pharmaceuticals, Inc.(d)	25,847	8,988,036
Total		25,684,469
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	31,064	3,008,548
Boston Scientific Corp.(d)	102,345	5,403,816
GE HealthCare Technologies, Inc.	81,656	5,555,874
Medtronic PLC	114,874	9,001,527
Total		22,969,765
Health Care Providers & Services 1.7%
Elevance Health, Inc.	27,100	11,799,882
UnitedHealth Group, Inc.	19,944	10,055,565
Total		21,855,447
Life Sciences Tools & Services 1.4%
Danaher Corp.	22,418	5,561,906
IQVIA Holdings, Inc.(d)	20,784	4,089,252
Thermo Fisher Scientific, Inc.	14,768	7,475,118
Total		17,126,276

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.5%
Eli Lilly & Co.	35,134	18,871,526
Total Health Care		106,507,483
Industrials 5.3%
Aerospace & Defense 0.8%
RTX Corp.	139,626	10,048,883
Electrical Equipment 0.6%
Emerson Electric Co.	84,902	8,198,986
Ground Transportation 1.8%
Uber Technologies, Inc.(d)	242,050	11,131,879
Union Pacific Corp.	54,301	11,057,313
Total		22,189,192
Industrial Conglomerates 1.2%
General Electric Co.	79,706	8,811,498
Honeywell International, Inc.	35,004	6,466,639
Total		15,278,137
Machinery 0.9%
Parker-Hannifin Corp.	28,553	11,121,965
Total Industrials		66,837,163
Information Technology 16.2%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	74,096	9,153,079
Zebra Technologies Corp., Class A(d)	15,693	3,711,865
Total		12,864,944
IT Services 1.4%
Accenture PLC, Class A	26,609	8,171,890
International Business Machines Corp.	62,277	8,737,463
Total		16,909,353
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.(d)	37,479	3,853,591
Entegris, Inc.	32,250	3,028,598
Lam Research Corp.	13,100	8,210,687
Marvell Technology, Inc.	58,942	3,190,530
NVIDIA Corp.	59,458	25,863,635
QUALCOMM, Inc.	47,964	5,326,882
Total		49,473,923
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.3%
Adobe, Inc.(d)	17,232	8,786,597
Intuit, Inc.	27,776	14,191,869
Microsoft Corp.	162,634	51,351,686
Palo Alto Networks, Inc.(d)	17,658	4,139,742
Total		78,469,894
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	257,700	44,120,817
Total Information Technology		201,838,931
Materials 1.5%
Chemicals 0.7%
Sherwin-Williams Co. (The)	32,069	8,179,198
Containers & Packaging 0.4%
Avery Dennison Corp.	29,731	5,430,962
Metals & Mining 0.4%
Newmont Corp.	136,458	5,042,123
Total Materials		18,652,283
Real Estate 0.7%
Specialized REITs 0.7%
American Tower Corp.	52,156	8,577,054
Total Real Estate		8,577,054
Utilities 0.7%
Multi-Utilities 0.7%
DTE Energy Co.	46,582	4,624,661
Public Service Enterprise Group, Inc.	75,399	4,290,957
Total		8,915,618
Total Utilities		8,915,618
Total Common Stocks (Cost $559,948,316)		721,650,791

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	69,000	41,469
Total Convertible Bonds (Cost $66,458)			41,469

8	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	1,200,000	1,044,752
Boeing Co. (The)
05/01/2040	5.705%	2,040,000	1,881,272
Bombardier, Inc.(a)
04/15/2027	7.875%	45,000	43,901
L3Harris Technologies, Inc.
07/31/2033	5.400%	321,000	308,535
Raytheon Technologies Corp.
03/15/2032	2.375%	1,185,000	912,838
02/27/2033	5.150%	954,000	902,993
Spirit AeroSystems, Inc.
06/15/2028	4.600%	20,000	15,576
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	19,000	19,336
TransDigm, Inc.(a)
03/15/2026	6.250%	161,000	158,796
08/15/2028	6.750%	40,000	39,423
12/15/2030	6.875%	39,000	38,217
TransDigm, Inc.
11/15/2027	5.500%	57,000	53,496
Total			5,419,135
Agencies 0.0%
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	32,073
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	26,329
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	118,190	115,575
04/20/2029	5.750%	36,290	33,741
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	55,426	49,884
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	35,164
04/15/2029	4.625%	40,000	34,413
Total			295,106
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	31,000	23,841
Ford Motor Credit Co. LLC
02/10/2025	2.300%	35,000	32,829
06/16/2025	5.125%	10,000	9,681
11/13/2025	3.375%	65,000	60,292
01/09/2027	4.271%	55,000	50,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/28/2027	4.950%	55,000	51,628
08/17/2027	4.125%	45,000	40,986
11/04/2027	7.350%	30,000	30,604
02/16/2028	2.900%	25,000	21,247
06/10/2030	7.200%	25,000	25,130
11/13/2030	4.000%	31,000	25,839
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	39,544
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	49,407
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,682
05/15/2027	8.500%	63,000	62,728
Total			539,279
Banking 2.2%
Bank of America Corp.(f)
04/23/2040	4.078%	5,550,000	4,382,190
Citigroup, Inc.(f)
01/25/2033	3.057%	2,189,000	1,725,055
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	1,770,000	1,415,398
HSBC Holdings PLC(f)
05/24/2032	2.804%	4,175,000	3,233,137
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	6,000,000	4,938,789
Morgan Stanley(f)
01/22/2031	2.699%	4,675,000	3,814,919
PNC Financial Services Group, Inc. (The)(f)
06/12/2029	5.582%	1,450,000	1,407,209
US Bancorp(f)
06/12/2034	5.836%	435,000	409,775
Wells Fargo & Co.(f)
04/24/2034	5.389%	6,125,000	5,736,237
Total			27,062,709
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	35,000	35,253
Hightower Holding LLC(a)
04/15/2029	6.750%	45,000	38,664
NFP Corp.(a)
08/15/2028	4.875%	36,000	31,700
08/15/2028	6.875%	115,000	98,561
10/01/2030	7.500%	31,000	29,722
10/01/2031	8.500%	12,000	12,015
Total			245,915

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	19,000	15,796
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	51,000	47,769
05/15/2029	4.125%	29,000	24,756
08/01/2030	6.500%	20,000	19,401
Interface, Inc.(a)
12/01/2028	5.500%	23,000	19,738
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	34,493
SRS Distribution, Inc.(a)
07/01/2028	4.625%	23,000	19,890
07/01/2029	6.125%	43,000	36,658
12/01/2029	6.000%	77,000	64,953
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,287
White Cap Buyer LLC(a)
10/15/2028	6.875%	61,000	53,811
Total			346,552
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	68,000	63,334
02/01/2028	5.000%	24,000	21,786
03/01/2030	4.750%	143,000	120,262
08/15/2030	4.500%	105,000	86,126
03/01/2031	7.375%	13,000	12,563
02/01/2032	4.750%	43,000	34,403
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	7,000	5,494
Comcast Corp.
05/15/2064	5.500%	600,000	543,888
CSC Holdings LLC(a)
02/01/2028	5.375%	40,000	32,638
02/01/2029	6.500%	57,000	47,237
01/15/2030	5.750%	54,000	30,236
12/01/2030	4.125%	47,000	33,265
02/15/2031	3.375%	36,000	24,618
DISH DBS Corp.(a)
12/01/2028	5.750%	61,000	46,878
DISH DBS Corp.
06/01/2029	5.125%	50,000	27,620
DISH Network Corp.(a)
11/15/2027	11.750%	83,000	83,286
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	49,000	37,135
09/15/2028	6.500%	11,000	5,809
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	28,587
07/01/2029	5.500%	45,000	39,816
Time Warner Cable LLC
05/01/2037	6.550%	1,500,000	1,360,279
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	26,051
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	37,053
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	51,000	45,489
08/15/2030	4.500%	31,000	25,608
VZ Secured Financing BV(a)
01/15/2032	5.000%	76,000	59,864
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	38,000	28,431
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	48,485
Ziggo BV(a)
01/15/2030	4.875%	50,000	40,772
Total			2,997,013
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	34,000	33,399
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	19,000	15,790
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	82,707
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	33,000	30,655
Element Solutions, Inc.(a)
09/01/2028	3.875%	60,000	51,766
HB Fuller Co.
10/15/2028	4.250%	79,000	69,625
Herens Holdco Sarl(a)
05/15/2028	4.750%	40,000	31,042
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	22,903
Ingevity Corp.(a)
11/01/2028	3.875%	43,000	35,445
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	44,000	42,276
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	19,764

10	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	73,000	59,476
11/15/2028	9.750%	65,000	64,910
10/01/2029	6.250%	28,000	22,037
SPCM SA(a)
03/15/2027	3.125%	21,000	18,521
WR Grace Holdings LLC(a)
06/15/2027	4.875%	67,000	61,380
08/15/2029	5.625%	95,000	76,625
03/01/2031	7.375%	19,000	18,349
Total			756,670
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	14,530
Herc Holdings, Inc.(a)
07/15/2027	5.500%	18,000	17,017
John Deere Capital Corp.
07/14/2028	4.950%	900,000	887,266
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	7,980
03/15/2031	7.750%	35,000	35,529
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	29,523
Total			991,845
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	67,000	57,188
12/01/2028	6.125%	59,000	47,882
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	28,597
Uber Technologies, Inc.(a)
05/15/2025	7.500%	56,000	56,345
01/15/2028	6.250%	39,000	38,148
08/15/2029	4.500%	73,000	65,364
Total			293,524
Consumer Products 0.0%
Acushnet Co.(a),(g)
10/15/2028	7.375%	8,000	8,064
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	75,000	72,227
Mattel, Inc.(a)
04/01/2026	3.375%	18,000	16,660
04/01/2029	3.750%	35,000	30,459
Newell Brands, Inc.
09/15/2027	6.375%	12,000	11,444
09/15/2029	6.625%	17,000	16,239
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	59,615
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	7,694
02/01/2032	4.375%	36,000	27,190
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	20,000	18,073
07/15/2030	5.500%	27,000	24,565
Total			292,230
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,108
01/01/2031	9.500%	7,000	7,445
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	55,000	53,082
Gates Global LLC/Co.(a)
01/15/2026	6.250%	82,000	80,012
Madison IAQ LLC(a)
06/30/2028	4.125%	23,000	19,828
06/30/2029	5.875%	33,000	26,560
Resideo Funding, Inc.(a)
09/01/2029	4.000%	86,000	70,602
Vertical Holdco GmbH(a)
07/15/2028	7.625%	38,000	34,823
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	59,000	54,246
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	43,000	43,123
06/15/2028	7.250%	46,000	46,316
Total			457,145
Electric 0.6%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	58,000	51,956
02/15/2031	3.750%	75,000	59,161
01/15/2032	3.750%	16,000	12,180
Edison International
11/15/2028	5.250%	872,000	838,960
Emera US Finance LP
06/15/2046	4.750%	1,415,000	1,044,872
Exelon Corp.
03/15/2052	4.100%	750,000	540,638
Indiana Michigan Power Co.
03/15/2037	6.050%	415,000	409,273
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	13,000	10,668

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,660
09/15/2027	4.500%	54,000	48,905
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	22,599
06/15/2029	5.250%	24,000	21,175
02/15/2031	3.625%	42,000	31,859
02/15/2032	3.875%	75,000	56,252
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,096,760
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,290,000	1,211,239
PG&E Corp.
07/01/2030	5.250%	33,000	28,725
Progress Energy, Inc.
03/01/2031	7.750%	800,000	871,385
Southern Co. (The)
07/01/2046	4.400%	1,350,000	1,045,962
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	20,000	17,072
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	9,525
02/15/2027	5.625%	55,000	52,106
07/31/2027	5.000%	61,000	56,091
10/15/2031	7.750%	40,000	39,407
Total			7,592,430
Environmental 0.0%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	5,000	4,860
GFL Environmental, Inc.(a)
12/15/2026	5.125%	51,000	48,577
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	71,000	66,390
Total			119,827
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	31,000	30,531
OneMain Finance Corp.
01/15/2029	9.000%	23,000	22,908
09/15/2030	4.000%	34,000	25,538
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	38,000	33,952
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	55,000	43,829
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	69,603
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	16,000	15,937
11/15/2029	5.375%	3,000	2,512
Total			244,810
Food and Beverage 0.3%
Bacardi Ltd.(a)
05/15/2038	5.150%	1,300,000	1,137,158
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	472,000	437,630
Constellation Brands, Inc.
05/01/2033	4.900%	2,225,000	2,066,735
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	43,000	40,743
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	78,411
Pilgrim’s Pride Corp.
04/15/2031	4.250%	78,000	65,130
03/01/2032	3.500%	87,000	67,347
Post Holdings, Inc.(a)
03/01/2027	5.750%	28,000	26,883
01/15/2028	5.625%	24,000	22,720
04/15/2030	4.625%	52,000	44,540
09/15/2031	4.500%	18,000	14,990
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	97,000	82,912
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	39,391
US Foods, Inc.(a)
09/15/2028	6.875%	20,000	19,959
02/15/2029	4.750%	45,000	40,225
06/01/2030	4.625%	27,000	23,473
01/15/2032	7.250%	18,000	17,982
Total			4,226,229
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	39,000	35,868
Boyd Gaming Corp.(a)
06/15/2031	4.750%	26,000	22,068
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	93,000	78,846
02/15/2030	7.000%	61,000	59,325
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	13,555
Churchill Downs, Inc.(a)
05/01/2031	6.750%	18,000	17,031

12	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	50,000	49,826
07/01/2025	6.250%	79,000	77,988
07/01/2027	8.125%	42,000	42,201
International Game Technology PLC(a)
04/15/2026	4.125%	19,000	17,852
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	9,000	8,898
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	41,000	34,917
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	68,000	58,682
Total			517,057
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	60,000	55,940
04/15/2029	5.000%	25,000	22,486
AdaptHealth LLC(a)
03/01/2030	5.125%	50,000	38,863
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	41,030
11/01/2029	3.875%	53,000	45,337
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	36,000	29,647
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	22,455
03/15/2029	3.750%	19,000	16,336
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	12,000	10,279
04/15/2029	6.875%	38,000	20,245
05/15/2030	5.250%	94,000	71,619
CVS Health Corp.
03/25/2048	5.050%	2,300,000	1,910,780
HCA, Inc.
03/15/2052	4.625%	2,000,000	1,500,587
IQVIA, Inc.(a)
05/15/2027	5.000%	39,000	36,752
05/15/2030	6.500%	16,000	15,709
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	9,000	7,604
10/01/2029	5.250%	106,000	91,635
Select Medical Corp.(a)
08/15/2026	6.250%	104,000	101,612
Star Parent, Inc.(a)
10/01/2030	9.000%	22,000	22,232
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	56,000	54,166
11/01/2027	5.125%	37,000	34,421
06/15/2028	4.625%	11,000	9,911
10/01/2028	6.125%	41,000	38,478
01/15/2030	4.375%	22,000	18,949
06/15/2030	6.125%	27,000	25,363
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	34,000	32,814
Total			4,275,250
Healthcare Insurance 0.1%
Centene Corp.
10/15/2030	3.000%	1,950,000	1,572,528
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	28,000	27,763
Meritage Homes Corp.(a)
04/15/2029	3.875%	43,000	36,967
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,536
08/01/2030	5.125%	32,000	27,961
Total			102,227
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	35,000	35,336
Callon Petroleum Co.
07/01/2026	6.375%	77,000	75,524
Callon Petroleum Co.(a)
06/15/2030	7.500%	25,000	24,240
Centennial Resource Production LLC(a)
04/01/2027	6.875%	8,000	7,890
CNX Resources Corp.(a)
03/14/2027	7.250%	5,000	4,933
01/15/2029	6.000%	28,000	26,121
01/15/2031	7.375%	15,000	14,712
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	77,000	72,494
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	50,157
05/01/2029	5.000%	42,000	39,402
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	55,000	53,056
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	65,000	60,897
02/01/2029	5.750%	11,000	9,951
04/15/2030	6.000%	21,000	18,903
04/15/2032	6.250%	19,000	16,865

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.
09/15/2026	5.875%	67,000	64,674
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	19,600
Permian Resources Operating LLC(a)
01/15/2032	7.000%	42,000	41,430
SM Energy Co.
09/15/2026	6.750%	40,000	39,293
Southwestern Energy Co.
02/01/2032	4.750%	113,000	96,939
Total			772,417
Integrated Energy 0.0%
Cenovus Energy, Inc.
02/15/2052	3.750%	600,000	396,642
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	78,000	70,554
08/01/2028	4.000%	54,000	46,739
05/01/2029	6.000%	43,000	36,720
08/15/2029	7.000%	14,000	13,814
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	28,940
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	23,000	22,537
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	45,000	42,654
Cinemark USA, Inc.(a)
05/01/2025	8.750%	7,000	7,055
03/15/2026	5.875%	64,000	61,719
07/15/2028	5.250%	2,000	1,776
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	42,265
05/15/2027	6.500%	33,000	32,525
10/15/2027	4.750%	17,000	15,572
NCL Corp., Ltd.(a)
03/15/2026	5.875%	19,000	17,586
NCL Finance Ltd.(a)
03/15/2028	6.125%	12,000	10,689
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	62,000	56,741
08/31/2026	5.500%	6,000	5,662
07/15/2027	5.375%	8,000	7,392
04/01/2028	5.500%	9,000	8,254
01/15/2030	7.250%	41,000	40,638
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	27,913
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	41,000	38,524
Viking Cruises Ltd.(a)
09/15/2027	5.875%	40,000	36,477
07/15/2031	9.125%	12,000	12,020
Total			684,766
Life Insurance 0.2%
Five Corners Funding Trust III(a)
02/15/2033	5.791%	1,175,000	1,153,359
MetLife, Inc.
07/15/2052	5.000%	697,000	601,883
Voya Financial, Inc.
06/15/2046	4.800%	618,000	462,451
Total			2,217,693
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	33,000	31,844
Media and Entertainment 0.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	49,000	39,121
09/15/2028	9.000%	5,000	4,956
06/01/2029	7.500%	43,000	32,915
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	88,000	78,223
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,555
05/01/2027	8.375%	86,366	61,915
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	21,411
01/15/2028	4.750%	49,000	37,255
Meta Platforms, Inc.
05/15/2063	5.750%	845,000	795,905
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	45,000	39,808
01/15/2029	4.250%	20,000	15,844
03/15/2030	4.625%	41,000	32,252
Roblox Corp.(a)
05/01/2030	3.875%	59,000	47,386
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	7,000	5,268
01/15/2031	5.375%	15,000	9,382
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	11,000	8,112

14	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	7,000	6,747
05/01/2029	4.500%	25,000	20,345
06/30/2030	7.375%	45,000	41,148
Warnermedia Holdings, Inc.
03/15/2062	5.391%	2,956,000	2,179,425
Total			3,482,973
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	32,000	28,206
10/01/2031	5.125%	46,000	39,652
Constellium SE(a)
06/15/2028	5.625%	86,000	80,945
04/15/2029	3.750%	145,000	121,449
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	125,000	116,573
04/01/2029	6.125%	51,000	47,106
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	23,603
06/01/2031	4.500%	55,000	43,337
Novelis Corp.(a)
11/15/2026	3.250%	28,000	24,986
01/30/2030	4.750%	67,000	58,045
08/15/2031	3.875%	26,000	20,740
Total			604,642
Midstream 0.6%
Cheniere Energy, Inc.
10/15/2028	4.625%	13,000	11,981
CNX Midstream Partners LP(a)
04/15/2030	4.750%	35,000	29,291
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	31,000	30,377
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	27,675
06/15/2031	4.375%	36,000	30,274
EQM Midstream Partners LP
08/01/2024	4.000%	23,000	22,435
EQM Midstream Partners LP(a)
07/01/2025	6.000%	56,000	55,119
06/01/2027	7.500%	14,000	13,955
07/01/2027	6.500%	33,000	32,239
06/01/2030	7.500%	17,000	17,082
01/15/2031	4.750%	94,000	80,911
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	36,000	35,349
02/01/2028	5.000%	41,000	37,764
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,300,000	1,106,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
02/15/2049	5.500%	900,000	761,984
NuStar Logistics LP
06/01/2026	6.000%	35,000	34,005
04/28/2027	5.625%	40,000	38,097
10/01/2030	6.375%	30,000	28,433
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,775,000	1,733,878
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	32,484
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	41,220
08/15/2031	4.125%	80,000	65,661
11/01/2033	3.875%	41,000	31,831
Western Midstream Operating LP
04/01/2033	6.150%	764,000	737,381
Western Midstream Operating LP(f)
02/01/2050	5.250%	1,000,000	773,702
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,250,000	1,045,688
Total			6,855,384
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	26,000	24,449
Nabors Industries Ltd.(a)
01/15/2026	7.250%	50,000	48,158
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,000	1,940
Transocean Aquila Ltd.(a),(g)
09/30/2028	8.000%	30,000	30,000
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	29,493
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	25,123
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	43,000	42,582
06/01/2031	8.375%	32,000	31,547
Total			233,292
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,662
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	27,000	22,693

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	77,930
02/01/2027	4.250%	26,000	22,735
06/15/2029	4.750%	80,000	64,726
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	45,000	41,011
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	35,000	29,761
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	9,853
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	19,894
09/15/2029	4.000%	20,000	16,375
Total			304,978
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	55,000	52,821
09/01/2029	4.000%	110,000	86,057
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	35,000	31,979
Ball Corp.
06/15/2029	6.000%	43,000	41,818
Canpack SA/US LLC(a)
11/15/2029	3.875%	65,000	53,113
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	20,000	18,577
Sealed Air Corp.(a)
02/01/2028	6.125%	5,000	4,840
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	57,906
Total			347,111
Pharmaceuticals 0.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,941
AbbVie, Inc.
11/06/2042	4.400%	1,450,000	1,200,680
Amgen, Inc.
03/02/2053	5.650%	3,800,000	3,551,797
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	12,520
08/15/2027	5.750%	28,000	16,679
06/01/2028	4.875%	35,000	19,918
09/30/2028	11.000%	11,000	7,447
10/15/2030	14.000%	1,000	593
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	28,000	23,936
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	19,141
04/30/2031	5.125%	54,000	43,304
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	3,200,000	2,923,587
Total			7,825,543
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	72,000	64,483
10/15/2027	6.750%	110,000	102,519
04/15/2028	6.750%	71,000	68,484
11/01/2029	5.875%	31,000	26,916
AssuredPartners, Inc.(a)
08/15/2025	7.000%	20,000	19,752
01/15/2029	5.625%	58,000	50,094
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	525,000	392,953
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	66,000	58,214
HUB International Ltd.(a)
05/01/2026	7.000%	45,000	44,900
12/01/2029	5.625%	84,000	73,102
HUB International, Ltd.(a)
06/15/2030	7.250%	58,000	57,723
Radian Group, Inc.
03/15/2027	4.875%	25,000	23,364
USI, Inc.(a)
05/01/2025	6.875%	38,000	37,707
Total			1,020,211
Railroads 0.0%
CSX Corp.
03/15/2044	4.100%	550,000	431,481
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	57,000	51,181
10/15/2030	4.000%	18,000	14,959
IRB Holding Corp.(a)
06/15/2025	7.000%	58,000	57,994
McDonald’s Corp.
08/14/2053	5.450%	1,050,000	983,361
Total			1,107,495
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	39,000	33,476
02/15/2032	5.000%	41,000	33,986

16	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	39,884
Hanesbrands, Inc.(a)
02/15/2031	9.000%	48,000	45,663
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,230
10/01/2030	6.625%	60,000	56,192
L Brands, Inc.
06/15/2029	7.500%	23,000	22,675
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	23,000	22,382
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	16,529
Lowe’s Companies, Inc.
09/15/2062	5.800%	2,375,000	2,155,035
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	35,933
02/15/2029	7.750%	34,000	31,696
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	52,000	38,539
Total			2,538,220
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	15,000	15,210
02/15/2028	5.875%	25,000	24,047
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	27,744
Total			67,001
Technology 0.3%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	39,000	35,132
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	14,000	13,939
Broadcom, Inc.(a)
02/15/2051	3.750%	1,859,000	1,238,475
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	17,583
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	7,000	6,995
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	17,000	16,477
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	21,677
07/01/2029	4.875%	73,000	62,216
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	94,000	81,918
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	27,000	25,715
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	86,000	72,035
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	70,282
Gartner, Inc.(a)
10/01/2030	3.750%	42,000	35,220
GTCR W-2 Merger Sub LLC(a),(g)
01/15/2031	7.500%	63,000	63,080
HealthEquity, Inc.(a)
10/01/2029	4.500%	26,000	22,400
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	29,000	25,081
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	32,000	27,845
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	12,913
03/15/2028	5.250%	25,000	23,003
07/15/2028	5.000%	54,000	48,902
07/15/2030	5.250%	26,000	22,656
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	83,000	45,480
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	64,000	53,446
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	56,000	54,166
NCR Corp.(a)
09/01/2027	5.750%	25,000	25,192
10/01/2028	5.000%	80,000	71,624
04/15/2029	5.125%	80,000	70,550
10/01/2030	5.250%	4,000	3,445
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	91,000	82,474
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,324,684
Picard Midco, Inc.(a)
03/31/2029	6.500%	69,000	60,663
Seagate HDD Cayman(a)
12/15/2029	8.250%	19,000	19,486
07/15/2031	8.500%	21,000	21,521
Sensata Technologies BV(a)
09/01/2030	5.875%	32,000	29,824
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	51,854
Synaptics, Inc.(a)
06/15/2029	4.000%	11,000	9,131

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	44,022
Verscend Escrow Corp.(a)
08/15/2026	9.750%	64,000	64,005
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	90,000	74,994
Total			4,050,105
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	783,753
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	85,000	41,951
Altice France SA(a)
02/01/2027	8.125%	33,000	29,102
01/15/2028	5.500%	93,000	71,099
07/15/2029	5.125%	32,000	22,750
American Tower Corp.
08/15/2029	3.800%	590,000	524,808
Sprint Corp.
03/01/2026	7.625%	44,000	45,270
T-Mobile US, Inc.
01/15/2053	5.650%	1,100,000	1,005,085
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	27,000	21,499
07/15/2031	4.750%	52,000	42,087
Total			1,803,651
Wirelines 0.1%
AT&T, Inc.
09/15/2053	3.500%	650,000	401,606
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	24,000	22,781
03/15/2031	8.625%	37,000	34,727
Iliad Holding SAS(a)
10/15/2026	6.500%	53,000	49,733
10/15/2028	7.000%	79,000	71,843
Total			580,690
Total Corporate Bonds & Notes (Cost $107,181,824)			94,553,108
Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
International Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	355,182	22,855,962
Total Exchange-Traded Equity Funds (Cost $23,810,275)		22,855,962

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	25,000	24,555
06/01/2027	5.250%	34,000	29,495
05/15/2029	4.250%	45,000	35,064
Total			89,114
Total Foreign Government Obligations (Cost $101,569)			89,114

Residential Mortgage-Backed Securities - Agency 12.9%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	22,188	21,937
04/01/2032	7.000%	16,484	16,711
07/01/2032	6.500%	8,459	8,519
01/01/2033	3.000%	467,856	432,605
01/01/2034- 05/01/2041	5.000%	241,063	236,070
04/01/2041	4.500%	44,155	41,769
12/01/2051	2.500%	4,777,639	3,798,596
Federal Home Loan Mortgage Corp.(i)
05/01/2032	6.500%	90,067	90,620
06/01/2037	6.000%	23,781	23,847
02/01/2038	5.500%	149,199	148,963
03/01/2038- 03/01/2040	5.000%	58,424	57,220
05/01/2039- 08/01/2041	4.500%	446,905	422,761
07/01/2043	3.000%	121,399	103,922
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	3,893	3,851
03/01/2026- 12/01/2032	7.000%	182,962	181,900
10/01/2026- 12/01/2045	3.500%	161,336	151,758
11/01/2026- 01/01/2029	4.000%	115,008	110,575
08/01/2028- 09/01/2032	6.500%	41,603	42,073
02/01/2038- 03/01/2038	5.500%	78,564	77,352
Federal National Mortgage Association(i)
02/01/2031	3.500%	95,076	89,116
10/01/2040	4.500%	102,001	96,362

18	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
10/18/2038- 10/12/2053	3.000%	43,025,000	35,713,049
10/18/2038- 10/12/2053	3.500%	25,500,000	22,225,284
10/12/2053	2.000%	8,950,000	6,806,894
10/12/2053	2.500%	22,825,000	18,114,630
10/12/2053	4.000%	40,550,000	36,099,004
10/12/2053	4.500%	20,200,000	18,546,125
10/12/2053	5.000%	18,450,000	17,406,422
Total Residential Mortgage-Backed Securities - Agency (Cost $165,355,233)			161,067,935

Residential Mortgage-Backed Securities - Non-Agency 9.6%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,045,954	998,737
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	2,125,558	1,792,459
CMO Series 2021-B Class A
06/25/2066	2.239%	984,274	930,720
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	114,011	98,810
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	312,438
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	504,317	450,136
CMO Series 2022-6 Class A1
07/25/2067	4.300%	4,148,111	3,847,812
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	8.265%	800,000	813,869
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.315%	806,582	806,598
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	149,788	139,478
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	518,287	488,328
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,140,830	1,089,645
CMO Series 2021-B Class A1
04/01/2069	2.115%	785,226	755,440
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,029,534	894,342
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	419,442	360,716
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	228,098	206,339
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	980,339	953,957
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	350,450
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,017,048	1,797,473
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	847,639	808,629
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	605,830	587,968
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	504,805	485,729
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	8,466	8,377
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,109,713	1,767,641
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,848,948	1,712,600
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	318,567	274,600
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164% 01/25/2040	7.479%	418,793	420,104
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.415%	975,000	990,605
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	631,330	460,001
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	221,264	183,700
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	108,055
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	1,532,672	1,410,779
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	511,871

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	246,661
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	947,143	906,592
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,411,884	1,298,255
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,027,458	956,984
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,484,779	1,419,156
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	742,362	722,604
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	613,261	520,203
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	397,848	360,691
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	7.988%	300,271	301,740
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.365%	1,900,000	1,904,402
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	101,404	93,102
CMO Series 2020-1 Class A1
05/25/2065	2.006%	27,587	26,060
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,956,418	4,564,146
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
30-day Average SOFR + 1.814% 01/25/2050	7.129%	367,717	367,716
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	7.115%	475,805	476,970
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.965%	385,644	385,274
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.215%	1,100,000	1,123,585
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.515%	4,332,301	4,381,478
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.465%	446,826	451,050
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
30-day Average SOFR + 2.064% 10/25/2049	7.379%	37,854	37,900
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.715%	2,500,000	2,512,647
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.265%	1,615,409	1,656,438
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.165%	3,148,199	3,118,734
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	731,733	681,094
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,626,145	2,338,514
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	5,093,510	4,723,449
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,691,027	1,663,173
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	325,284	291,528
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	508,900
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,104,022	1,033,802
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,117,273	1,955,625
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	352,634	323,931
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	379,562
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	565,534	492,767

20	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,863,043	4,450,346
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	198,169	177,214
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	36,713	32,941
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	61,385	55,019
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	648,056	618,926
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	956,629
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	135,681	124,012
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	347,516	324,164
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.365%	574,782	575,012
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month Term SOFR + 1.064% 01/25/2060	6.334%	48,584	48,345
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	912,268	899,523
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	277,006	246,248
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,135,920	1,963,110
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	524,908	508,108
CMO Series 2021-1 Class A1
01/25/2026	2.115%	864,888	826,440
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,174,071	1,094,399
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,086,654	1,029,908
CMO Series 2021-9 Class A1
10/25/2026	2.363%	1,854,033	1,727,816
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	2,355,156	2,237,269
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,150,394
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	879,335
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	747,063
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	548,502	479,106
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.165%	220,650	220,605
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	9.015%	725,000	723,114
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	110,049	103,587
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	527,321
CMO Series 2020-2 Class A3
04/25/2060	3.000%	685,755	659,302
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	129,325	116,357
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	312,024
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	686,640	663,230
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	383,431
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	116,864	112,231
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	456,563	441,473
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	6.434%	385,218	385,782

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	6.434%	463,340	468,791
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	3,469,758	3,190,466
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	99,615	96,643
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	1,723,921	1,580,830
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,120,753	1,061,099
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,001,617	943,775
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,165,172	1,117,457
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	764,490	723,746
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	677,129	640,764
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	2,892,773	2,694,281
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,291,150	2,087,329
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	491,056	464,109
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	798,346
CMO Series 2020-2 Class A1
05/25/2060	2.226%	73,938	72,165
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	20,843	20,438
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	159,532	143,617
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	202,074	181,829
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,370,035	2,913,652
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-4 Class A1
04/25/2067	4.474%	423,515	399,749
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,351,047	1,326,827
CMO Series 2023-6 Class A2
09/25/2068	6.939%	675,000	673,700
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	3,142,228	3,094,973
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	243,818	224,441
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	147,502	133,274
CMO Series 2020-1R Class A3
11/25/2055	1.873%	172,086	156,073
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $130,313,896)			120,051,297

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.402%	33,405	33,085
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.181%	4,859	3,292
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.323%	54,884	54,555
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	53,242	50,688

22	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.166%	23,000	19,540
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.316%	36,000	33,540
UKG, Inc.(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	22,779	22,696
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.618%	45,000	44,888
Total			171,352
Total Senior Loans (Cost $271,337)			262,284

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
02/15/2045	2.500%	6,200,000	4,210,187
Total U.S. Treasury Obligations (Cost $6,542,110)			4,210,187

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(k),(l)	129,050,160	129,011,445
Total Money Market Funds (Cost $129,002,481)		129,011,445
Total Investments in Securities (Cost: $1,278,939,763)		1,403,711,331
Other Assets & Liabilities, Net		(154,895,106)
Net Assets		1,248,816,225

At September 30, 2023, securities and/or cash totaling $6,731,348 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	318	12/2023	USD	34,363,875	—	(690,076)
U.S. Treasury 2-Year Note	100	12/2023	USD	20,271,094	—	(83,461)
U.S. Treasury 5-Year Note	584	12/2023	USD	61,529,875	—	(603,103)
Total					—	(1,376,640)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(33)	12/2023	USD	(3,916,688)	272,973	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $269,216,264, which represents 21.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	101,761,518	264,940,684	(237,693,796)	3,039	129,011,445	(2,487)	4,073,093	129,050,160
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2023

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